Financial Liabilities at Amortized Cost - Schedule of Short-Term Bonds (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Short-Term Bonds [Line Items]
Amount	$ 819,195	$ 28,049
Wells Fargo Bank [Member]
Schedule of Short-Term Bonds [Line Items]
Currency	USD
Amount	$ 98,630
Annual interest rate %	4.68%
Date of issuance	01/27/2025
Maturity date	05/02/2025
Wells Fargo Bank one [Member]
Schedule of Short-Term Bonds [Line Items]
Currency	USD
Amount	$ 98,630
Annual interest rate %	4.65%
Date of issuance	01/27/2025
Maturity date	08/01/2025
Wells Fargo Bank Two [Member]
Schedule of Short-Term Bonds [Line Items]
Currency	USD
Amount	$ 92,519
Annual interest rate %	4.55%
Date of issuance	03/07/2025
Maturity date	04/07/2025
Wells Fargo Bank Three [Member]
Schedule of Short-Term Bonds [Line Items]
Currency	USD
Amount	$ 9,252
Annual interest rate %	4.45%
Date of issuance	03/07/2025
Maturity date	09/05/2025
Wells Fargo Bank Four [Member]
Schedule of Short-Term Bonds [Line Items]
Currency	USD
Amount	$ 93,634
Annual interest rate %	4.60%
Date of issuance	06/25/2025
Maturity date	10/01/2025
(new) Wells Fargo Bank Five [Member]
Schedule of Short-Term Bonds [Line Items]
Currency	USD
Amount	$ 93,062
Annual interest rate %	4.55%
Date of issuance	06/26/2025
Maturity date	11/03/2025
(new) Wells Fargo Bank Six [Member]
Schedule of Short-Term Bonds [Line Items]
Currency	USD
Amount	$ 4,653
Annual interest rate %	4.55%
Date of issuance	06/26/2025
Maturity date	07/31/2025
Wells Fargo Bank Seven [Member]
Schedule of Short-Term Bonds [Line Items]
Currency	USD
Amount	$ 96,646
Annual interest rate %	4.45%
Date of issuance	08/05/2025
Maturity date	12/08/2025
Wells Fargo Bank Eight [Member]
Schedule of Short-Term Bonds [Line Items]
Currency	USD
Amount	$ 94,372
Annual interest rate %	4.10%
Date of issuance	10/28/2025
Maturity date	02/06/2026
Wells Fargo Bank Nine [Member]
Schedule of Short-Term Bonds [Line Items]
Currency	USD
Amount	$ 46,310
Annual interest rate %	4.20%
Date of issuance	11/26/2025
Maturity date	12/29/2025
Wells Fargo Bank Ten [Member]
Schedule of Short-Term Bonds [Line Items]
Currency	USD
Amount	$ 91,487
Annual interest rate %	4.01%
Date of issuance	12/29/2025
Maturity date	04/02/2026
Wells Fargo Bank Eleven [Member]
Schedule of Short-Term Bonds [Line Items]
Currency		USD
Amount		$ 28,049
Annual interest rate %		546.00%
Date of issuance		05/07/2024
Maturity date		08/07/2024